SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Jun. 30, 2020
SHARE-BASED PAYMENTS [Abstract]
Equity-Settled Share-Based Payments
During the past three years, the following equity-settled share-based payments have been recognised:

	2020 US$	2019 US$	2018 US$
Expense arising from equity-settled share-based payment transactions	(470,939)	(438,375)	(1,172,164)

Number and Weighted Average Exercise Prices of Incentive Options and Performance Rights Granted
The following table illustrates the number and weighted average exercise prices (“WAEP”) of Incentive options and Performance Rights granted as share-based payments at the beginning and end of the financial year:

	2020 Number	2020 WAEP	2019 Number	2019 WAEP	2018 Number	2018 WAEP
Outstanding at beginning of year	84,700,000	A$0.14	81,200,000	A$0.13	58,650,000	A$0.10
Options granted during the year	25,950,000	A$0.16	4,950,000	A$0.22	28,650,000	A$0.17
Options exercised during the year	(31,500,000)	A$0.08	-	-	(5,000,000)	A$0.05
Options expired during the year	(25,475,000)	A$0.17	-	-	-	-
Rights granted during the year	7,500,000	-	-	-	-	-
Rights lapsed during the year	(50,000)	-	(1,100,000)	-	(1,100,000)	-
Rights converted during the year	(2,500,000)	-	(350,000)	-	-	-
Outstanding at end of year	58,625,000	A$0.15	84,700,000	A$0.14	81,200,000	A$0.13

Incentive Options and Performance Rights Granted
The following Incentive Options and Performance Rights were granted as share-based payments during the past three years:

Series	Security Type	Number	Grant Date	Expiry Date	Exercise Price A$	Fair Value A$
2018
Series 1	Options	6,000,000	10-Jul-17	10-Jul-20	$0.10	$0.0480
Series 2	Options	6,000,000	10-Jul-17	10-Jan-21	$0.12	$0.0470
Series 3	Options	6,000,000	10-Jul-17	10-Jul-21	$0.16	$0.0460
Series 4	Options	6,000,000	10-Jul-17	10-Jul-22	$0.24	$0.0450
Series 5	Options	150,000	13-Oct-17	30-Jun-20	$0.15	$0.1030
Series 6	Options	150,000	13-Oct-17	30-Jun-20	$0.20	$0.0910
Series 7	Options	150,000	13-Oct-17	30-Jun-20	$0.25	$0.0810
Series 8	Options	1,050,000	1-Jan-18	30-Jun-20	$0.25	$0.0910
Series 9	Options	1,050,000	1-Jan-18	31-Dec-20	$0.35	$0.0850
Series 10	Rights	150,000	1-Jan-18	31-Dec-18	$Nil	$0.1900
Series 11	Rights	150,000	1-Jan-18	31-Dec-19	$Nil	$0.1900
Series 12	Options	100,000	26-Feb-18	30-Jun-20	$0.25	$0.0680
Series 13	Options	100,000	26-Feb-18	31-Dec-20	$0.35	$0.0630
Series 14	Options	100,000	12-Mar-18	30-Jun-20	$0.25	$0.0600
Series 15	Options	100,000	12-Mar-18	31-Dec-20	$0.35	$0.0560
Series 16	Options	500,000	7-May-18	30-Jun-20	$0.25	$0.0550
Series 17	Options	500,000	7-May-18	31-Dec-20	$0.35	$0.0510
Series 18	Rights	50,000	29-May-18	31-Dec-18	$Nil	$0.1790
Series 19	Rights	50,000	29-May-18	31-Dec-19	$Nil	$0.1790
Series 20	Options	150,000	15-Jun-18	30-Jun-20	$0.25	$0.0810
Series 21	Options	150,000	15-Jun-18	31-Dec-20	$0.35	$0.0750
2019
Series 1	Options	375,000	13-Jul-18	30-Jun-20	$0.25	$0.0630
Series 2	Options	375,000	13-Jul-18	31-Dec-20	$0.35	$0.0590
Series 3	Options	500,000	1-Aug-18	30-Jun-20	$0.25	$0.0640
Series 4	Options	500,000	1-Aug-18	31-Dec-20	$0.35	$0.0580
Series 5	Options	1,500,000	7-May-19	30-Jun-21	$0.15	$0.0680
Series 6	Options	1,500,000	7-May-19	30-Jun-22	$0.20	$0.0680
Series 7	Options	100,000	1-Oct-18	30-Jun-20	$0.25	$0.0260
Series 8	Options	100,000	1-Oct-18	31-Dec-20	$0.35	$0.0240
2020
Series 1	Options	1,000,000	17-Dec-19	30-Jun-20	$0.15	$0.0110
Series 2	Options	1,200,000	17-Dec-19	30-Jun-20	$0.20	$0.0050
Series 3	Options	12,000,000	18-Mar-20	31-Dec-22	$0.16	$0.0160
Series 4	Options	8,500,000	19-Mar-20	31-Dec-22	$0.16	$0.0130
Series 5	Options	250,000	20-Mar-20	31-Dec-22	$0.16	$0.0160
Series 6	Options	1,500,000	27-Mar-20	31-Dec-22	$0.16	$0.0180
Series 7	Options	1,500,000	17-Apr-20	31-Dec-22	$0.16	$0.0190
Series 8	Rights	1,500,000	18-Mar-20	31-Dec-20	-	$0.0700
Series 9	Rights	1,000,000	19-Mar-20	31-Dec-20	-	$0.0630
Series 10	Rights	1,500,000	18-Mar-20	31-Dec-21	-	$0.0700
Series 11	Rights	1,000,000	19-Mar-20	31-Dec-21	-	$0.0630
Series 12	Rights	1,500,000	18-Mar-20	31-Dec-22	-	$0.0700
Series 13	Rights	1,000,000	19-Mar-20	31-Dec-22	-	$0.0630

Valuation Model Used for Share Options Granted
The tables below list the inputs to the valuation model used for share options granted by the Group during the last three years:

	2020		2019		2018
	Incentive Options	Performance Rights	Incentive Options	Performance Rights	Incentive Options	Performance Rights
Fair value at grant date (weighted average)	A$0.015	-	A$0.064	-	A$0.051	A$0.187
Share price at grant date (weighted average)	A$0.07	-	A$0.16	-	A$0.104	A$0.187
Exercise price (weighted average)	A$0.16	-	A$0.22	-	A$0.175	-
Expected life of options/rights (weighted average)[1]	2.59 years	-	2.01 years	-	3.69 years	1.40 years
Risk-free interest rate (weighted average)	0.44%	-	1.59%	-	2.11%	-
Expected volatility[2]	70%	-	78%	-	85.00%	-
Expected dividend yield[3]	-	-	-	-	-	-

Notes:

(1)	The expected life is based on the expiry date of the options or rights.

(2)	The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may not necessarily be the actual outcome.

(3)	The dividend yield reflects the assumption that the current dividend payout will remain unchanged.